Other Assets and Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Major Components of Other Assets and Liabilities [Table Text Block]

	2017	2018
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥546,747	¥1,017,194
Other	1,043,766	1,190,885
Investments in equity method investees	2,199,706	2,219,196
Prepaid benefit cost (Note 13)	612,623	884,979
Cash collateral pledged for derivative transactions (Note 8)	1,663,945	1,473,109
Cash collateral for the use of Bank of Japan’s settlement infrastructure(1)	207,498	851,066
Other	2,440,258	3,029,635

Total	¥8,714,543	¥10,666,064

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥646,638	¥1,247,652
Other	1,322,498	1,357,387
Deferred tax liabilities	413,730	654,053
Allowance for off-balance sheet credit instruments	178,118	81,739
Accrued benefit cost (Note 13)	66,028	64,735
Guarantees and indemnifications	38,904	41,349
Cash collateral received for derivative transactions (Note 8)	1,080,929	1,158,053
Accrued and other liabilities	3,008,320	2,802,445

Total	¥6,755,165	¥7,407,413

Note:
(1)	Certain reclassifications have been made to prior period to conform to the current presentation.

Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2017(1)	2018
	(in billions)
Trading assets	¥31,900	¥29,008
Securities purchased under agreements to resell	11,760	8,525
Securities borrowed	12,543	14,431
Total assets	93,386	91,207
Deposits	17,065	17,043
Customer and other payables	21,265	20,709
Borrowings	19,500	20,713
Total liabilities	84,514	82,762
Noncontrolling interests	130	155

Note:

(1)	Certain reclassifications have been made to prior period to conform to the current presentation.

	2016	2017	2018
	(in billions)
Net revenues	¥3,961	¥3,939	¥4,354
Total non-interest expenses	3,076	2,871	3,133
Income from continuing operations before income taxes	885	1,068	1,221
Net income applicable to Morgan Stanley	585	730	759

Equity Method Investees Other than Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2017	2018
	(in billions)
Net loans	¥13,405	¥14,343
Total assets	24,273	26,008
Deposits	6,946	7,783
Total liabilities	19,678	21,209
Noncontrolling interests	841	1,009

	2016	2017	2018
	(in billions)
Total interest income	¥661	¥777	¥901
Total interest expense	222	252	329
Net interest income	439	525	572
Provision for credit losses	92	97	136
Income before income tax expense	171	147	337
Net income	117	97	229